UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset SMASh Series TF Fund
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Western Asset SMASh Series TF Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset SMASh Series TF Fund[1]	$2	0.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$112,049,682
Total Number of Portfolio Holdings*	352
Portfolio Turnover Rate	5%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset SMASh Series TF Fund	PAGE 1	7190-STSR-1024

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
SMASh Series TF Fund
Financial Statements and Other Important Information
Semi-Annual  | August 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.8%
Alabama — 4.7%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$80,000	$80,571 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	200,000	214,245 (a)(b)
Series F	5.500%	12/1/28	750,000	799,027 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,114,691 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	106,033 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/49	1,000,000	1,080,679
Warrants, Series 2024, Refunding	5.500%	10/1/53	750,000	819,760
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	450,000	468,363 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	500,000	544,726
Total Alabama				5,228,095
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/37	75,000	80,044
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	154,644 (c)
Total Alaska				234,688
Arizona — 3.8%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	46,009
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	511,981
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	50,340
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,000,000	1,024,319 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	254,636 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	750,000	759,796 (a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, Refunding, SD Credit Program	4.000%	7/1/34	400,000	402,795
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	$75,000	$75,409
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	585,000	612,547
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	539,837
Total Arizona				4,277,669
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	200,000	213,410 (c)
California — 6.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	51,267
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	51,196
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	204,897
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	200,000	202,539 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,374,369 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	531,539 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	103,788 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	101,884 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	75,228 (c)
California State, GO:
Various Purpose, Refunding	5.000%	10/1/45	500,000	557,086 (d)
Various Purpose, Refunding	4.000%	10/1/50	500,000	500,586
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	52,190
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	58,633
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	$95,000	$98,415 (c)
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	105,249
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	45,000	48,202
Series B	6.125%	11/1/29	125,000	133,895
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	250,000	271,797
Community Facilities District No 2023-1	5.500%	9/1/48	250,000	266,326
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	106,219
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M	5.000%	11/15/49	1,000,000	1,125,693
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	400,000	404,559 (c)
SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	100,000	106,275 (c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	52,911
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AGM	5.000%	6/1/52	20,000	20,009
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	103,485
Total California				7,708,237
Colorado — 1.5%
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	325,000	321,861
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	51,476
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	167,156
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Commonspirit Health Project, Series A	5.250%	11/1/52	$150,000	$162,642
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	48,436
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	100,116
C-470 Express Lanes	5.000%	12/31/51	230,000	230,198
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	500,000	552,199 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	100,017 (c)
Total Colorado				1,734,101
Connecticut — 1.2%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	51,754
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	528,224
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	126,486
Series B	4.000%	1/15/43	500,000	507,699
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	104,900
Total Connecticut				1,319,063
District of Columbia — 0.6%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	76,649
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	500,000	544,763 (c)
Total District of Columbia				621,412
Florida — 5.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	50,827 (c)
Series A	5.000%	10/1/45	250,000	251,787 (c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	213,671 (c)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding	5.250%	7/1/47	300,000	308,348 (c)
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	$500,000	$528,602 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	900,000	949,309 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/26	750,000	771,972
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	100,000	93,986
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	25,435 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	206,183 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/41	150,000	148,866
Series B, Refunding	5.000%	10/1/40	200,000	204,658 (c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	650,000	691,485 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	250,000	266,027
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	521,605
Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	215,331
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	500,000	512,409
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.250%	5/1/54	250,000	258,915
Total Florida				6,219,416
Georgia — 1.1%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	250,000	260,489
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	53,980
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	213,559
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	159,744
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	$100,000	$105,762
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	206,947
Series C	5.000%	9/1/30	250,000	267,598 (a)(b)
Total Georgia				1,268,079
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	500,000	437,332
Idaho — 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	102,451
Illinois — 11.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	102,695
Series 2023	5.750%	4/1/48	750,000	835,265
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	500,000	550,651
Dedicated, Series H	5.000%	12/1/46	850,000	856,527
Series A	5.000%	12/1/40	1,100,000	1,136,265
Series C, Refunding	5.000%	12/1/25	100,000	101,372
Series C, Refunding, AGM	5.000%	12/1/32	250,000	263,612
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,103,549
Series A	5.500%	1/1/35	385,000	413,075
Series A	5.000%	1/1/44	125,000	128,670
Series A, Refunding	5.625%	1/1/29	250,000	260,167
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	262,378 (c)
Series D, Refunding	5.000%	1/1/46	10,000	10,021
TrIPS Obligated Group	5.000%	7/1/48	50,000	50,525 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	50,000	52,316
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	35,621
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	31,833
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	$60,000	$63,400
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	36,529
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	88,265
Northshore University Healthsystem, Series A, Refunding	5.000%	8/15/32	100,000	110,574
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	51,409
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	268,258
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	54,006
Illinois State Toll Highway Authority Revenue, Series A, Refunding	5.000%	1/1/39	500,000	570,586
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	25,454
Series 2016, Refunding	5.000%	2/1/27	25,000	26,190
Series 2016, Refunding	5.000%	2/1/29	20,000	20,956
Series A	5.000%	5/1/36	250,000	261,734
Series A	5.000%	3/1/46	400,000	422,584
Series A, Refunding	5.000%	10/1/29	150,000	161,819
Series A, Refunding	5.000%	10/1/30	350,000	375,454
Series B	5.250%	5/1/48	250,000	272,795
Series C	5.000%	12/1/41	1,250,000	1,365,275
Series D	5.000%	11/1/27	225,000	239,175
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	742,369
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	522,104
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	476,771
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	63,602
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	6/15/45	1,000,000	398,959
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	12/15/56	$310,000	$71,336
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	453,615
Total Illinois				13,337,761
Indiana — 2.2%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	100,000	92,687
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	102,535
Indiana State Finance Authority Wastewater Utility Revenue:
CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	325,000	333,802
CWA Authority Project, Series A, Refunding	5.000%	10/1/38	650,000	739,473
CWA Authority Project, Series A, Refunding	5.000%	10/1/40	650,000	739,020
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	100,224
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	312,904
Total Indiana				2,420,645
Iowa — 0.4%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/32	300,000	348,908 (a)(b)(e)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	94,440
Total Iowa				443,348
Kentucky — 1.0%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	103,392
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	300,000	301,577 (a)(b)
Series C	4.000%	6/1/25	200,000	200,584 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	488,892
Total Kentucky				1,094,445
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — 0.9%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/53	$250,000	$240,761
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	51,252
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	10,322
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	150,000	146,547 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	525,000	514,527 (a)(b)
Total Louisiana				963,409
Maryland — 0.2%
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	248,181
Massachusetts — 1.8%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A	5.000%	1/1/54	1,000,000	1,089,104
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	250,000	272,766
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,243
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	77,542
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/33	55,000	58,777 (c)
Series A, Refunding	5.000%	7/1/36	160,000	169,517 (c)
Series E	5.000%	7/1/46	250,000	262,352 (c)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	52,379 (e)
Total Massachusetts				1,992,680
Michigan — 2.1%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	100,000	100,109
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	800,860
Senior Lien, Series A	5.000%	7/1/49	650,000	691,104
Senior Lien, Series B	5.000%	7/1/39	300,000	341,543
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	$100,000	$91,262
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	225,000	250,990
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	15,000	15,420
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	102,466 (c)
Total Michigan				2,393,754
Missouri — 0.0%††
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	50,000	51,273
Nebraska — 1.6%
Central Plains, NE, Energy Project, Series A, Refunding	5.000%	9/1/33	1,000,000	1,081,339
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	429,596
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	250,000	249,677
Total Nebraska				1,760,612
Nevada — 0.2%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	175,000	170,301 (f)
New Jersey — 6.3%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	85,080 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	150,122 (c)
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	53,357 (e)
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	500,000	583,378
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	500,000	516,964 (c)
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	110,312
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	$100,000	$104,925
Transportation Program, Series AA	5.000%	6/15/45	100,000	100,613
Transportation Program, Series AA	4.000%	6/15/50	500,000	481,105
Transportation Program, Series BB	4.000%	6/15/36	500,000	510,118
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,500,000	1,952,791
Transportation System, Series A, BAM	0.000%	12/15/38	1,000,000	577,364
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	163,604
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	360,525
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	1,000,000	1,110,349 (g)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	170,000	174,182
Series A, Refunding	5.250%	6/1/46	30,000	31,100
Total New Jersey				7,065,889
New York — 15.3%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	103,119
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/29	300,000	295,986 (a)(b)
Series B,	1.650%	9/1/24	250,000	250,000 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/33	250,000	276,231
Series A-2	5.000%	5/15/30	335,000	366,003 (a)(b)
New York City, NY, GO:
Series A	4.125%	8/1/53	1,500,000	1,480,325
Subseries A-1	5.000%	8/1/47	250,000	267,480
Subseries B-1	5.250%	10/1/43	500,000	557,112
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	250,000	252,951
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	96,224
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	$500,000	$490,204
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	1,000,000	1,026,726
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,075,000	2,234,990
Subordinated, Subseries C-1	5.000%	2/1/47	250,000	269,276
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	51,800
Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	244,684
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	106,574
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	105,120
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Refunding	5.000%	2/15/41	100,000	104,825
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	100,084 (f)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	50,827
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	77,923 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	46,509 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	750,000	843,706 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	754,513 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	240,818 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,000,000	1,093,188 (c)
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	$250,000	$260,879 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	750,000	781,502 (c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	50,057 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	24,999 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	749,971 (c)
Terminal 4 John F. Kennedy International Airport Project, Series A, Refunding	4.000%	12/1/40	300,000	293,509 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	250,000	201,673
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	635,000	608,377
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	10,014 (c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	963,240 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,062,117 (d)
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	350,092
Total New York				17,143,628
North Carolina — 0.2%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	68,672
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	148,586
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,091
Total North Carolina				222,349
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	550,000	443,446
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — 2.0%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	$250,000	$252,843
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	230,152
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	100,000	92,007 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	250,000	249,444 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	495,750 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	101,531 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	529,086
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/37	100,000	101,088
Warrensville Heights, OH, School District, GO, Refunding, BAM	5.000%	12/1/44	175,000	175,604
Total Ohio				2,227,505
Oregon — 1.4%
Clackamas County School District No 35 Molalla River, GO, SCH BD GTY	4.000%	6/15/49	1,400,000	1,380,620 (g)
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	179,965
Total Oregon				1,560,585
Pennsylvania — 3.6%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	149,953
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	51,252
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	53,560
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	250,000	256,556
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	$200,000	$203,282 (a)(b)
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	200,000	211,958
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,417,675 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	184,338
Series A-1	5.000%	12/1/47	25,000	25,974
Series B	5.000%	12/1/45	500,000	536,477
Series B, Refunding	5.250%	12/1/47	250,000	274,558
Subordinated, Series B	5.000%	12/1/48	100,000	104,221
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	100,368
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	264,685
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	161,013
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	20,752
Total Pennsylvania				4,016,622
Puerto Rico — 3.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	509,579 (f)
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	172,721
Restructured, Series A-1	4.000%	7/1/37	760,000	743,532
Restructured, Series A-1	4.000%	7/1/41	100,000	95,046
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	82,387 *(h)
Series A	5.000%	7/1/42	320,000	135,200 *(h)
Series A	5.050%	7/1/42	100,000	42,250 *(h)
Series XX	5.250%	7/1/40	360,000	152,100 *(h)
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$60,000	$53,971
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	212,432
Restructured, Series A-1	4.550%	7/1/40	10,000	10,024
Restructured, Series A-1	4.750%	7/1/53	1,000,000	992,499
Restructured, Series A-1	5.000%	7/1/58	366,000	367,619
Restructured, Series A-2	4.329%	7/1/40	248,000	245,270
Total Puerto Rico				3,814,630
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. Revenue, Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	250,000	241,455 (g)
South Carolina — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.485%	3/1/31	250,000	261,133 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	250,000	244,804
Total South Carolina				505,937
South Dakota — 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	25,788
Tennessee — 1.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	485,426
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/48	500,000	550,071
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	51,537
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series A	5.250%	9/1/26	425,000	437,297
Series A-1, Refunding	5.000%	5/1/28	500,000	521,229 (a)(b)
Total Tennessee				2,045,560
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — 9.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	$20,000	$20,699
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	100,302
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	250,000	259,048 (c)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/48	500,000	538,157
Castleberry, TX, ISD, GO, Series B, PSF-GTD	4.000%	2/15/49	250,000	242,479 (g)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,245,000	1,189,597
Central Texas Turnpike System Revenue, Series C, Refunding	5.000%	8/15/42	400,000	436,616
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	750,000	720,166
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	102,466
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	503,443
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	350,000	390,773 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	1,250,000	1,199,658
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	194,565
Houston, TX, GO, Series A	4.125%	3/1/51	300,000	290,439
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	103,082 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	387,612 (c)
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	8/15/49	350,000	339,683 (g)
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	600,000	583,740
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/1/54	250,000	241,693 (g)
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	500,000	478,684
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	$80,000	$78,948
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	51,596
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	240,878
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	50,613
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	49,861
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	90,000	93,101
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	300,000	323,182 (c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,036 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	76,241
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/54	750,000	717,682 (g)
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	100,000	95,015
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/54	500,000	479,265 (g)
Total Texas				10,584,320
Utah — 2.8%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	255,863 (c)
Salt Lake City International Airport, Series A	5.250%	7/1/48	1,000,000	1,075,577 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,095
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	$220,000	$226,179
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	207,826
Vineyard Redevelopment Agency, UT, Tax Increment Revenue:
Series 2021, Refunding, AGM	5.000%	5/1/31	235,000	263,246
Series 2021, Refunding, AGM	4.000%	5/1/37	275,000	283,649
Series 2021, Refunding, AGM	4.000%	5/1/39	300,000	305,361
Series 2021, Refunding, AGM	4.000%	5/1/41	290,000	291,345
Series 2021, Refunding, AGM	4.000%	5/1/46	275,000	262,671
Total Utah				3,176,812
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/52	250,000	271,324
Virginia — 1.2%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	51,719
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	217,102
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AGM	4.750%	7/1/53	250,000	263,619
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	89,463
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	130,000	138,263 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	350,000	371,084 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	209,587 (c)
Total Virginia				1,340,837
Washington — 0.5%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	250,000	263,071 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	207,898
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	$100,000	$104,560
Total Washington				575,529
Wisconsin — 1.1%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	250,000	264,015
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	50,000	51,146
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	102,185
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	277,789
Medical College, Series 2016, Refunding	4.000%	12/1/46	500,000	487,213
Total Wisconsin				1,182,348

Total Municipal Bonds (Cost — $109,479,334)				110,684,926
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 4.4%
Florida — 2.4%
Florida State Department of Transportation Turnpike Revenue:
Series C	4.000%	7/1/51	1,400,000	1,377,002
Series C	4.000%	7/1/54	1,400,000	1,363,971
Total Florida				2,740,973
New York — 2.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	1,000,000	1,100,930
New York State, NY, Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,000,000	1,090,668
Total New York				2,191,598

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $4,812,270)				4,932,571
Total Investments before Short-Term Investments (Cost — $114,291,604)				115,617,497

Short-Term Investments — 2.8%
Municipal Bonds — 1.7%
District of Columbia — 0.2%
District of Columbia State Revenue, Series A, LOC - TD Bank N.A.	4.000%	8/15/38	200,000	200,000 (j)(k)
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — 1.0%
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	2.750%	10/1/26	$1,100,000	$1,100,000 (j)(k)
Pennsylvania — 0.2%
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, Refunding, LOC - JPMorgan Chase & Co.	3.900%	7/1/34	200,000	200,000 (j)(k)
Texas — 0.2%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	4.000%	12/1/59	200,000	200,000 (j)(k)
Utah — 0.1%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	3.750%	5/15/58	200,000	200,000 (j)(k)

Total Municipal Bonds (Cost — $1,900,000)				1,900,000
Commercial Paper — 1.1%
New York State Dormitory Authority Revenue (Cost — $1,200,000)	3.400%	12/10/24	1,200,000	1,200,955
			Shares
Overnight Deposits — 0.0%††
BNY Mellon Cash Reserve Fund (Cost — $62,831)	2.100%		62,831	62,831 (l)

Total Short-Term Investments (Cost — $3,162,831)				3,163,786
Total Investments — 106.0% (Cost — $117,454,435)				118,781,283
TOB Floating Rate Notes — (2.7)%				(3,035,000)
Other Liabilities in Excess of Other Assets — (3.3)%				(3,696,601)
Total Net Assets — 100.0%				$112,049,682

See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset SMASh Series TF Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	The coupon payment on this security is currently in default as of August 31, 2024.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

 Western Asset SMASh Series TF Fund
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	25	12/24	$3,351,068	$3,298,438	$(52,630)
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
August 31, 2024

Assets:
Investments, at value (Cost — $117,454,435)	$118,781,283
Interest receivable	1,197,311
Receivable from investment manager	13,059
Prepaid expenses	9,967
Total Assets	120,001,620
Liabilities:
Payable for securities purchased	4,702,833
TOB Floating Rate Notes (Note 1)	3,035,000
Payable for Fund shares repurchased	124,018
Payable to brokers — net variation margin on open futures contracts	25,781
Interest and commitment fees payable	16,621
Trustees’ fees payable	105
Accrued expenses	47,580
Total Liabilities	7,951,938
Total Net Assets	$112,049,682
Net Assets:
Par value (Note 5)	$112
Paid-in capital in excess of par value	114,335,371
Total distributable earnings (loss)	(2,285,801)
Total Net Assets	$112,049,682
Shares Outstanding	11,179,617
Net Asset Value	$10.02
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended August 31, 2024

Investment Income:
Interest	$2,187,124
Expenses:
Fund accounting fees	33,601
Interest expense (Note 1)	25,151
Audit and tax fees	14,654
Registration fees	13,304
Legal fees	4,349
Shareholder reports	2,549
Trustees’ fees	1,315
Commitment fees (Note 6)	487
Custody fees	273
Transfer agent fees (Note 2)	20
Miscellaneous expenses	2,694
Total Expenses	98,397
Less: Fee waivers and/or expense reimbursements (Note 2)	(73,779)
Net Expenses	24,618
Net Investment Income	2,162,506
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	1,321
Futures contracts	164,953
Net Realized Gain	166,274
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	626,860
Futures contracts	(89,259)
Change in Net Unrealized Appreciation (Depreciation)	537,601
Net Gain on Investments and Futures Contracts	703,875
Increase in Net Assets From Operations	$2,866,381
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2024 (unaudited) and the Year Ended February 29, 2024	August 31	February 29
Operations:
Net investment income	$2,162,506	$3,250,608
Net realized gain (loss)	166,274	(1,538,555)
Change in net unrealized appreciation (depreciation)	537,601	4,142,308
Increase in Net Assets From Operations	2,866,381	5,854,361
Distributions to Shareholders From (Note 1):
Total distributable earnings	(2,107,781)	(3,026,620)
Decrease in Net Assets From Distributions to Shareholders	(2,107,781)	(3,026,620)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	24,699,278	56,535,293
Cost of shares repurchased	(16,741,597)	(31,873,534)
Increase in Net Assets From Fund Share Transactions	7,957,681	24,661,759
Increase in Net Assets	8,716,281	27,489,500
Net Assets:
Beginning of period	103,333,401	75,843,901
End of period	$112,049,682	$103,333,401
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2024[1,2]	2024[1,3]	2023[1]	2022[1]	2021[1]	2020[1,3]
Net asset value, beginning of period	$9.97	$9.65	$10.51	$10.69	$10.86	$10.09
Income (loss) from operations:
Net investment income	0.20	0.37	0.29	0.25	0.28	0.28
Net realized and unrealized gain (loss)	0.04	0.29	(0.89)	(0.18)	(0.17)	0.77
Total income (loss) from operations	0.24	0.66	(0.60)	0.07	0.11	1.05
Less distributions from:
Net investment income	(0.19)	(0.34)	(0.26)	(0.25)	(0.28)	(0.28)
Total distributions	(0.19)	(0.34)	(0.26)	(0.25)	(0.28)	(0.28)
Net asset value, end of period	$10.02	$9.97	$9.65	$10.51	$10.69	$10.86
Total return[4]	2.44%	6.99%	(5.69)%	0.59%	1.09%	10.53%
Net assets, end of period (000s)	$112,050	$103,333	$75,844	$80,000	$68,002	$58,666
Ratios to average net assets:
Gross expenses[5]	0.18%[6,7]	0.21%[6]	0.22%[6]	0.20%	0.25%	0.34%
Net expenses[8,9]	0.04 [6,7]	0.04 [6]	0.01 [6]	0.00	0.00	0.00
Net investment income	3.90 [7]	3.77	2.98	2.32	2.66	2.72
Portfolio turnover rate	5%	24%	38%	12%	35%	9%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2024 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the
Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.
[6]	Expense ratio reflects the impact of interest expense related to tender option bond transactions accounted for as secured borrowings for financial reporting purposes. Refer to Note 1.
[7]	Annualized.
[8]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadviser do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$110,684,926	—	$110,684,926
Municipal Bonds Deposited in Tender Option Bond Trusts	—	4,932,571	—	4,932,571
Total Long-Term Investments	—	115,617,497	—	115,617,497
Short-Term Investments†:
Municipal Bonds	—	1,900,000	—	1,900,000
Commercial Paper	—	1,200,955	—	1,200,955
Overnight Deposits	—	62,831	—	62,831
Total Short-Term Investments	—	3,163,786	—	3,163,786
Total Investments	—	$118,781,283	—	$118,781,283
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$52,630	—	—	$52,630

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended August 31, 2024, the average daily amount of floating rate notes outstanding was $1,266,630 and weighted average interest rate was 3.80%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of August 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the six months ended August 31, 2024, fees waived and/or expenses reimbursed amounted to $73,779.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. The Fund pays transfer agent fees to Investor Services for its performance of

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the six months ended August 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $15 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2024, such purchase and sale transactions (excluding accrued interest) were $13,500,000 and $10,500,000, respectively.
3. Investments
During the six months ended August 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$23,894,157
Sales	4,828,953
At August 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$114,371,395	$2,990,322	$(1,615,434)	$1,374,888
Futures contracts	—	—	(52,630)	(52,630)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2024.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$52,630

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$164,953

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(89,259)
During the six months ended August 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,139,321
5. Shares of beneficial interest
At August 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2024	Year Ended February 29, 2024
Shares sold	2,493,139	5,827,935
Shares repurchased	(1,677,768)	(3,324,544)
Net increase	815,371	2,503,391
6. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2024.
7. Deferred capital losses
As of February 29, 2024, the Fund had deferred capital losses of $4,288,053, which have no expiration date, that will be available to offset future taxable capital gains.
Western Asset SMASh Series TF Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset SMASh Series TF Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and
Western Asset SMASh Series TF Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional general and insured municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that FTFA had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2025.

Western Asset SMASh Series TF Fund

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board discussed whether FTFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to FTFA. The Board also noted that FTFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset SMASh Series TF Fund

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Western Asset
SMASh Series TF Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset SMASh Series TF Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset SMASh Series TF Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset SMASh Series TF Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

94369-SFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2024